EQUITY COMPENSATION PLANS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PBRSU Awards
Summary of PBRSU awards and restricted stock activity:
Stock awards outstanding, at the beginning of period (in shares)	1,750,269	2,091,272	2,140,665
Stock awards granted (in shares)	373,337	342,207	454,620
Stock awards vested/ earned (in shares)	(503,324)	(594,366)	(285,249)
Stock awards cancelled (in shares)	(27,048)	(88,844)	(218,764)
Stock awards outstanding, at the end of period (in shares)	1,593,234	1,750,269	2,091,272
Weighted-average fair value at grant-date of stock awards outstanding, at the beginning of period (in dollars per share)	$ 64.49	$ 53.65	$ 50.68
Weighted-average fair value at grant-date of stock awards granted (in dollars per share)	$ 103.10	$ 99.63	$ 68.63
Weighted-average fair value at grant-date of stock awards vested/earned (in dollars per share)	$ 47.98	$ 47.60	$ 55.62
Weighted-average fair value at grant-date of stock awards cancelled (in dollars per share)	$ 74.09	$ 57.71	$ 53.14
Weighted-average fair value at grant-date of stock awards outstanding, at the end of period (in dollars per share)	$ 78.59	$ 64.49	$ 53.65
Restricted Stock Awards and Units
Summary of PBRSU awards and restricted stock activity:
Stock awards outstanding, at the beginning of period (in shares)	622,021	797,213	1,016,660
Stock awards granted (in shares)	109,665	109,212	230,193
Stock awards vested/ earned (in shares)	(306,830)	(249,093)	(362,926)
Stock awards cancelled (in shares)	(23,785)	(35,311)	(86,714)
Stock awards outstanding, at the end of period (in shares)	401,071	622,021	797,213
Weighted-average fair value at grant-date of stock awards outstanding, at the beginning of period (in dollars per share)	$ 64.04	$ 56.79	$ 53.67
Weighted-average fair value at grant-date of stock awards granted (in dollars per share)	$ 102.62	$ 90.56	$ 64.10
Weighted-average fair value at grant-date of stock awards vested/earned (in dollars per share)	$ 55.83	$ 53.59	$ 53.80
Weighted-average fair value at grant-date of stock awards cancelled (in dollars per share)	$ 73.01	$ 56.20	$ 52.03
Weighted-average fair value at grant-date of stock awards outstanding, at the end of period (in dollars per share)	$ 80.33	$ 64.04	$ 56.79